REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE AND DEFERRED REVENUES
REVENUE AND DEFERRED REVENUES

15. REVENUE AND DEFERRED REVENUE

Disaggregation of revenue

All the revenues for the period were recognized from contracts with customers. For the years ended December 31, 2020, 2021 and 2022, the majority of the Group’s revenues result from sales of products which was recognized at a point of time. The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi Wearable Products	4,438,081	3,340,857	1,697,053
Self-branded products and other	1,995,282	2,909,252	2,445,809
Total	6,433,363	6,250,109	4,142,862

During the years ended December 31, 2020, 2021 and 2022, the majority of the Group’s products are sold to resellers and distributors in the PRC. This includes products that have international versions which are first sold to the Group’s domestic distributors who subsequently distribute those products internationally.

15. REVENUE AND DEFERRED REVENUE - CONTINUED

Contract balances

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivables	537,084	682,103
Amounts due from related parties	295,614	138,614
Deferred revenue	87,980	61,164
Refund liability (sales return)	5,745	6,932

Accounts receivables are recorded when the right to consideration is unconditional and payments terms on invoiced amounts are typically 30 to 90 days. Amounts due from related parties include both amounts billed and unbilled due from related party under the cooperation agreement. As of December 31, 2021 and 2022, the amount due from related parties include the billed amount of RMB231,485 and RMB136,001, and unbilled amounted to RMB64,129 and RMB2,613, respectively. The amount billed is recorded when the right to the consideration is unconditional and payment terms on invoiced amounts are typically 30 to 60 days. Unbilled amount due from related party relate to contractual right to consideration under cooperation agreement for the second instalment payment not yet invoiced. The Company recorded no impairment charges related to contract assets during the years ended December 31, 2020, 2021 and 2022.

Deferred Revenue, recorded in accrued expenses in the consolidated balance sheet, include payment received in advance of performance under the contract related to software services which are realized over the estimated usage period and payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period. Refund liability includes the Group’s estimated product sales that may be returned by the Group’s end users and resellers covered under the Group’s sale return policy. Refund liability is included in “Accrued expenses and other” and “Amounts due to related parties”. Additions to the allowance were RMB3,679, RMB84,869 and RMB 157,821 and deductions from the allowance were RMB3,895, RMB79,490 and RMB156,634 during the years ended December 31, 2020, 2021 and 2022.

During the years ended December 31, 2020, 2021 and 2022, the Group recognized RMB59,585, RMB51,780 and RMB87,980 of revenue previously included in deferred revenue as of December 31, 2019, December 31, 2020 and 2021, which mainly consist of revenue recognized related to its subscription-based service. Additionally, during the years ended December 31, 2020, 2021 and 2022, the Group billed RMB102,687, RMB80,675 and RMB64,129 to a related party, which was initially recorded as unbilled amount, mainly due to the timing of invoicing for the goods related to its cooperation agreement. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s performance and the customer’s payment.